[Aetna Letterhead]                                      Aetna Inc.
[Aetna Logo]                                            151 Farmington Avenue
                                                        Hartford, CT  06156-8975



                                                        Maria R. L. Stewart
                                                        AFS Law, TS31
                                                        (860) 273-6286
October 3, 2000                                         Fax: (860) 273-3004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention: Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B Prospectus Title: Aetna Immediate Annuity
     File Nos.: 333-09515 and 811-2512
     Rule 497(j) Filing

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 ("Amendment No. 10") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 10 which was declared effective on October 1, 2000. The text of Amendment No. 10 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Very truly yours,

/s/ Maria R. L. Stewart
Maria R. L. Stewart